SHARE-BASED COMPENSATION - Summary of Company's restricted share units under 2020 Share Incentive Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options | ¥	¥ 2,726,075		¥ 3,215,549		¥ 2,425,249
2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance	79,962,072		41,502,498		2,442,123
Granted	29,718,591		46,425,615		44,012,712
Vested	(22,936,809)		(5,963,517)		(576,720)
Forfeited or Cancelled	(2,466,456)		(2,002,524)		(4,375,617)
Ending balance	84,277,398		79,962,072		41,502,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		$ 6.07		$ 6.08		$ 11.72
Granted | $ / shares		5.08		6.03		5.9
Vested | $ / shares		5.85		5.9		7.89
Forfeited or Cancelled | $ / shares		5.48		6.21		7.05
Ending balance | $ / shares		$ 5.8		6.07		6.08
Unrecognized compensation expense | ¥	¥ 2,180,300	$ 2,180,300
Recognized weighted-average period	2 years 3 months 18 days
Vested	22,936,809		5,963,517		576,720
2022 Share Incentive Plan and Shengdu Acquisition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance	156,715,889		170,008,293		0
Granted					170,008,293
Vested	(13,297,108)		(13,292,404)
Ending balance	143,418,781		156,715,889		170,008,293
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		$ 4.39		4.38		0
Granted | $ / shares						4.38
Vested | $ / shares		4.29		4.29
Ending balance | $ / shares		$ 4.4		$ 4.39		$ 4.38
Unrecognized compensation expense | ¥	¥ 1,045,200	$ 1,045,200
Recognized weighted-average period	2 years 2 months 12 days
Vested	13,297,108		13,292,404
Non-vested RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options | ¥	¥ 1,097,177		¥ 813,294		¥ 361,071
Total fair value of shares | ¥	901,500		231,100		29,600
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options | ¥	1,086,942		1,631,104		1,093,627
Restricted shares | 2022 Share Incentive Plan and Shengdu Acquisition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Total fair value of shares | ¥	365,100		364,900		0
Share options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options | ¥	541,956		771,151		970,551
Unrecognized compensation expense | ¥	¥ 152,800	$ 152,800
Recognized weighted-average period	1 year
Restricted class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options | ¥	¥ 680,600		¥ 1,225,900		¥ 809,400